Reclamation Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Reclamation Liabilities Non Current [Line Items]
Accrued reclamation costs	$ 298	$ 298	$ 298